Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 SGD ($)	Mar. 31, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Convenience of buying rate	$ 1.2831				$ 1
Allowance for expected credit losses	133,618	$ 104,136	$ 3,304
Write-down of inventories	$ 28,214	$ 21,989	110,392
Percentage of bear interest	5.00%	5.00%
Deferred offering costs				$ 1,560,933		$ 1,158,392
Fair value of underlying asset	90.00%	90.00%
Operating lease ROU	$ 4,918,763			4,522,524	3,833,499
Remeasurement to operating lease	893,799	$ 1,146,834		294,927
Net of revenue	49,951	38,930	27,287
Selling and marketing expenses	2,461,020	1,918,027	1,913,781
Research and development expenses	$ 51,376	$ 40,041	48,291
Tax benefit	50.00%	50.00%
Reportable segment	1	1
Operating Lease Contracts [Member]
Summary of Significant Accounting Policies [Line Items]
Operating lease ROU	$ 925,383			$ 301,953	1,187,359
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease economic life of underlying asset	75.00%	75.00%
Lease terms				3 years		3 years
Date of issuance	120 days	120 days
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease economic life of underlying asset	25.00%	25.00%
Lease terms				2 years		2 years
Date of issuance	30 days	30 days
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Grants received	$ 3,260		$ 10,607		$ 2,541